Summary of Significant Accounting Policies - Recently Adopted and Issued Accounting Pronouncements (Details) - USD ($) $ in Thousands	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalized cost related to internal-use software		$ 21,592	$ 9,316
Adoption of ASU 2018-07 and ASU 2019-08 (Note 1) | Accounting Standards Update 2018-15
Capitalized cost related to internal-use software		$ 1,000
Adoption of ASU 2018-07 and ASU 2019-08 (Note 1) | Accounting Standards Update 2016-02
Operating lease liabilities	$ 3,000
Operating right-of-use assets	2,500
Deferred rent written off	$ 500